Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of detailed information about intangible assets [abstract]
Disclosure of detailed information about intangible assets [text block]
Intangible assets of the Group correspond to acquired software, capitalized expenses related to internally generated software and acquired merchant agreements, and are stated at cost less accumulated amortization.

	2025			2024
At January 1,	Internally generated software	Acquired intangible assets	Total	Internally generated software	Acquired intangible assets	Total
Cost	60,255	41,034	101,289	40,446	39,901	80,347
Accumulated amortization	(30,096)	(7,875)	(37,971)	(16,683)	(5,777)	(22,460)
Opening book value as of January 1	30,159	33,159	63,318	23,763	34,124	57,887
Additions (i)	34,265	239	34,504	19,809	1,133	20,942
Amortization of the year	(20,787)	(3,070)	(23,857)	(13,413)	(2,098)	(15,511)
Total as of December 31	43,637	30,328	73,965	30,159	33,159	63,318
Cost	94,520	41,273	135,793	60,255	41,034	101,289
Accumulated amortization	(50,883)	(10,945)	(61,828)	(30,096)	(7,875)	(37,971)
(i)The additions of the year include US$34,265 related to capitalized salaries and wages (US$19,809 as of December 31, 2024).